Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%		35.00%		35.00%
Foreign rate differential	6.00%		19.20%		21.00%
State taxes, net of federal benefit	4.30%		3.60%		12.40%
Nondeductible transaction costs	0.30%		3.00%		5.20%
Expiration of deferred tax assets	0.00%		0.00%		18.30%
Adjustment to valuation allowances	13.70%		(3.70%)		48.00%
Adjustment of deferred tax liabilities	(1.80%)		(14.00%)		52.60%
Loss from foreign branches	(5.80%)		(30.80%)		(54.30%)
Domestic production activity deduction	(6.00%)		(3.40%)		0.00%
Adjustment of uncertain tax positions	1.90%	[1]	(145.40%)	[1]	19.10%	[1]
Other	(6.50%)		(3.60%)		17.20%
Effective income tax rate	41.10%		(140.10%)		174.50%
Income tax examination, adjustment from settlement			$ (30.0)

[1]	During 2012, the Company settled pre-acquisition World Color Press income tax examinations with the Internal Revenue Service ("IRS") resulting in a $30.0 million income tax benefit.